1
The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 95.6%
Aerospace and Defense  — 3.9%
1,600 L3Harris Technologies Inc. ....................... $ 488,656
100,000 Rolls-Royce Holdings plc .......................... 1,600,431
7,000 Textron Inc. .............................................. 591,430
2,680,517
Automotive  — 5.0%
18,500 Daimler Truck Holding AG ......................... 760,632
65,000 Iveco Group NV ........................................ 1,400,730
35,000 Traton SE ................................................. 1,120,983
1,000 Volkswagen AG ........................................ 110,067
3,392,412
Automotive: Parts and Accessories  — 0.9%
14,400 Dana Inc. ................................................. 288,576
2,000 Genuine Parts Co. ..................................... 277,200
600 Linamar Corp. .......................................... 32,179
597,955
Broadcasting  — 1.3%
75,000 Canal+ SA ................................................ 247,125
20,000 Corus Entertainment Inc., Cl. B† ............... 1,293
115,000 ITV plc ..................................................... 123,654
32,000 Sinclair Inc. .............................................. 483,200
855,272
Building and Construction  — 2.6%
400 Arcosa Inc. ............................................... 37,484
500 Chofu Seisakusho Co. Ltd. ........................ 6,536
6,800 Herc Holdings Inc. .................................... 793,288
6,000 Johnson Controls International plc ............ 659,700
2,000 Lennar Corp., Cl. B ................................... 239,980
300 Sika AG .................................................... 66,742
1,803,730
Business Services  — 1.9%
75,000 Havas NV ................................................. 137,848
1,500 ITOCHU Corp. .......................................... 85,465
31,500 JCDecaux SE ............................................ 564,724
1,500 Marubeni Corp. ........................................ 37,509
14,000 Matthews International Corp., Cl. A ........... 339,920
1,500 Mitsubishi Corp. ....................................... 35,815
1,500 Mitsui & Co. Ltd. ...................................... 37,327
1,500 Sumitomo Corp. ....................................... 43,493
1,282,101
Cable and Satellite  — 1.8%
5,105 EchoStar Corp., Cl. A† .............................. 389,818
22,000 Liberty Latin America Ltd., Cl. A† .............. 182,380
595 Liberty Latin America Ltd., Cl. C† .............. 5,022
19,000 Rogers Communications Inc., Cl. B ........... 654,930
1,232,150
Computer Software and Services  — 1.0%
28,000 Hewlett Packard Enterprise Co. ................. 687,680
Shares
Market
Value
Consumer Products  — 3.5%
12,000 Energizer Holdings Inc. ............................. $ 298,680
20,000 Essity AB, Cl. A ......................................... 522,604
2,000 L'Oreal SA ................................................ 865,275
8,000 Salvatore Ferragamo SpA† ....................... 50,249
10,000 Scandinavian Tobacco Group A/S .............. 137,935
8,000 Spectrum Brands Holdings Inc. ................ 420,240
18,600 Unicharm Corp. ........................................ 120,667
2,415,650
Consumer Services  — 1.1%
11,200 Ashtead Group plc .................................... 747,872
200 Boyd Group Inc. ....................................... 33,731
781,603
Diversified Industrial  — 5.5%
1,000 Aker ASA, Cl. A ......................................... 78,461
12,000 Bouygues SA ............................................ 539,875
1,200 Crane Co. ................................................. 220,968
3,200 Enpro Inc. ................................................ 723,200
100 GATX Corp. .............................................. 17,480
7,000 Hyster-Yale Inc. ........................................ 258,020
12,000 Jardine Matheson Holdings Ltd. ................ 756,000
15,000 Myers Industries Inc. ................................ 254,100
11,000 Nilfisk Holding A/S† ................................. 192,040
2,700 Park-Ohio Holdings Corp. ......................... 57,348
20 Rheinmetall AG ........................................ 46,598
3,000 Sulzer AG ................................................. 508,008
3,600 Svenska Cellulosa AB SCA, Cl. A ............... 47,646
2,500 Trinity Industries Inc. ................................ 70,100
3,769,844
Electronics  — 8.5%
95,000 Sony Group Corp. ..................................... 2,735,943
108,000 Sony Group Corp., ADR ............................ 3,109,320
5,845,263
Energy and Utilities  — 5.7%
4,000 BP plc, ADR ............................................. 137,840
7,500 Cameco Corp. .......................................... 628,950
600 Cheniere Energy Inc. ................................ 140,988
2,000 Innovex International Inc.† ....................... 37,080
12,500 National Fuel Gas Co. ................................ 1,154,625
16,041 National Grid plc ....................................... 230,298
8,500 National Grid plc, ADR .............................. 617,695
17,000 Severn Trent plc ....................................... 591,702
10,500 Shell plc ................................................... 373,724
3,912,902
Entertainment  — 5.2%
38,000 Bollore SE ................................................ 214,860
13,000 Brightstar Lottery plc ................................ 224,250
190,000 Grupo Televisa SAB, ADR ......................... 511,100
12,500 Manchester United plc, Cl. A† ................... 189,250
2,100 Sphere Entertainment Co.† ....................... 130,452

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
44,000 Tencent Music Entertainment Group, ADR . $ 1,026,960
8,000 Ubisoft Entertainment SA† ........................ 91,426
13,000 Universal Music Group NV ........................ 374,851
115,000 Vivendi SE ................................................ 404,777
20,000 Warner Bros Discovery Inc.† .................... 390,600
3,558,526
Equipment and Supplies  — 3.9%
200 AMETEK Inc. ............................................ 37,600
5,000 Ardagh Metal Packaging SA ...................... 19,950
3,000 Graco Inc. ................................................ 254,880
38,000 Instalco AB .............................................. 102,928
11,500 Landis+Gyr Group AG ............................... 927,454
13,200 Mueller Industries Inc. .............................. 1,334,652
2,677,464
Financial Services  — 13.8%
1,000 American Express Co. ............................... 332,160
1,800 American International Group Inc. ............. 141,372
2,500 Bank of America Corp. .............................. 128,975
3 Berkshire Hathaway Inc., Cl. A† ................ 2,262,600
10,000 Citigroup Inc. ........................................... 1,015,000
3,200 Comerica Inc. ........................................... 219,264
8,000 Deutsche Bank AG .................................... 283,280
5,500 EXOR NV ................................................. 537,245
27,000 FinecoBank Banca Fineco SpA ................... 583,426
150,000 GAM Holding AG† .................................... 27,888
1,000 Julius Baer Group Ltd. .............................. 69,041
20,000 Kinnevik AB, Cl. A† ................................... 178,875
3,400 Morgan Stanley ........................................ 540,464
40,000 Resona Holdings Inc. ............................... 408,561
101,000 Sony Financial Group Inc.† ....................... 112,006
22,800 Sony Financial Group Inc., ADR† .............. 126,312
4,000 State Street Corp. ..................................... 464,040
1,000 T. Rowe Price Group Inc. .......................... 102,640
10,000 The Bank of New York Mellon Corp. .......... 1,089,600
1,500 The PNC Financial Services Group Inc. ...... 301,395
7,000 UBS Group AG ......................................... 287,000
2,500 Wells Fargo & Co. .................................... 209,550
9,420,694
Food and Beverage  — 10.3%
5,000 Danone SA ............................................... 435,338
40,000 Davide Campari-Milano NV ....................... 252,186
6,000 Diageo plc, ADR ....................................... 572,580
6,200 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 611,506
2,100 General Mills Inc. ..................................... 105,882
2,000 Heineken NV ............................................ 155,961
4,000 Kerry Group plc, Cl. A ............................... 361,607
53,000 Kikkoman Corp. ........................................ 449,775
16,500 Maple Leaf Foods Inc. .............................. 426,935
Shares
Market
Value
3,000 McCormick & Co. Inc. .............................. $ 200,160
3,000 McCormick & Co. Inc., Non-Voting ........... 200,730
3,600 Molson Coors Beverage Co., Cl. B ............. 162,900
14,000 Nestlé SA ................................................. 1,285,070
3,400 Pernod Ricard SA ..................................... 333,472
12,500 Remy Cointreau SA .................................. 674,785
15,000 The Campbell's Company ......................... 473,700
5,400 The Kraft Heinz Co. ................................... 140,616
11,000 Yakult Honsha Co. Ltd. ............................. 179,373
7,022,576
Health Care  — 2.2%
20,000 Achaogen Inc.†(a) .................................... 0
4,000 Bristol-Myers Squibb Co. .......................... 180,400
800 GSK plc, ADR ........................................... 34,528
9,000 Haleon plc, ADR ....................................... 80,730
700 ICU Medical Inc.† ..................................... 83,972
1,000 Idorsia Ltd.† ............................................ 5,421
2,400 Johnson & Johnson ................................. 445,008
4,000 Perrigo Co. plc ......................................... 89,080
10,000 Pfizer Inc. ................................................ 254,800
5,000 Roche Holding AG, ADR ........................... 209,050
10,000 Viatris Inc. ............................................... 99,000
1,481,989
Hotels and Gaming  — 2.0%
11,000 Caesars Entertainment Inc.† ..................... 297,275
190,000 Mandarin Oriental International Ltd. .......... 446,500
40,000 Ollamani SAB† ......................................... 119,911
200,000 The Hongkong & Shanghai Hotels Ltd.† .... 150,091
3,000 Wynn Resorts Ltd. ................................... 384,810
1,398,587
Machinery  — 3.2%
138,000 CNH Industrial NV, New York .................... 1,497,300
2,666 NKT A/S† ................................................. 258,715
1,500 Tennant Co. .............................................. 121,590
21,024 Twin Disc Inc. ........................................... 293,074
2,170,679
Metals and Mining  — 0.0%
11,300 Ampco-Pittsburgh Corp.† ......................... 25,877
Publishing  — 0.3%
75,000 Louis Hachette Group ............................... 135,867
18,000 The E.W. Scripps Co., Cl. A† ..................... 44,280
180,147
Real Estate  — 0.1%
1,000 Millrose Properties Inc. ............................ 33,610
Retail  — 1.0%
4,000 Nathan's Famous Inc. ............................... 442,960
2,500 Prosus NV ................................................ 175,931
1,500 Zalando SE† ............................................. 45,806
664,697

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors  — 0.0%
50 Hensoldt AG ............................................. $ 6,475
Specialty Chemicals  — 0.9%
700 Ashland Inc. ............................................. 33,537
2,800 Darling Ingredients Inc.† .......................... 86,436
3,000 International Flavors & Fragrances Inc. ..... 184,620
5,000 Novonesis Novozymes B .......................... 305,990
200 The Chemours Co. .................................... 3,168
613,751
Telecommunication Services  — 4.5%
2,700 Cogeco Communications Inc. ................... 124,087
2,800 Cogeco Inc. .............................................. 121,661
11,500 Deutsche Telekom AG ............................... 391,681
20,000 Deutsche Telekom AG, ADR ...................... 683,000
75,000 Koninklijke KPN NV .................................. 359,876
26,000 Liberty Global Ltd., Cl. A† ......................... 297,960
15,000 Liberty Global Ltd., Cl. C† ......................... 176,250
60,000 Pharol SGPS SA† ..................................... 4,424
14,500 Proximus SA ............................................ 126,656
7,500 Sunrise Communications AG, Cl. A ........... 443,000
100,000 Telefonica Deutschland Holding AG† ......... 244,907
3,000 Verizon Communications Inc. ................... 131,850
3,105,352
Wireless Telecommunication Services  — 5.5%
19,500 Millicom International Cellular SA ............. 946,530
5,000 Orange Belgium SA† ................................ 111,535
5,200 T-Mobile US Inc. ...................................... 1,244,776
13,000 VEON Ltd., ADR† ..................................... 707,590
66,200 Vodafone Group plc, ADR ......................... 767,920
3,778,351
TOTAL COMMON STOCKS .................. 65,395,854
RIGHTS  — 0.1%
Retail  — 0.1%
100,000 Walgreens Boots Alliance Inc., CVR† ........ 50,000
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 4.3%
$ 2,965,000 U.S. Treasury Bills,
3.887% to 4.176%††,
11/06/25 to 12/26/25 ............................ 2,946,116
TOTAL INVESTMENTS — 100.0%
(Cost $42,497,188) ............................... $ 68,391,970
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 41.3% $ 28,242,339
United States ........................ 38.5 26,308,104
Japan ............................... 10.9 7,488,101
Asia/Pacific ......................... 3.5 2,379,551
Canada .............................. 3.0 2,023,767
Latin America ....................... 2.9 1,950,108
100.0% $ 68,391,970